Intangibles and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Historical cost, Beginning balance	$ 30,760	$ 30,760
Amortization for the year	(2,755)	(3,052)
Accumulated amortization	(19,710)	(16,955)
Historical cost, Ending balance	30,760	30,760
Intangibles and goodwill	11,050	13,805
Goodwill, Beginning Balance	251	251
Goodwill, Ending Balance	251	251
Intangibles and goodwill	251	251
Historical cost, Beginning balance	14,056	31,011
Accumulated amortization	(19,710)	(16,955)
Amortization for the year	(2,755)	(3,052)
Historical cost, Ending balance	11,301	14,056
Option for time charter extension [Member]
Historical cost, Beginning balance	8,000	8,000
Amortization for the year	(1,523)	(1,022)
Accumulated amortization	(2,545)	(1,022)
Historical cost, Ending balance	8,000	8,000
Intangibles and goodwill	5,455	6,978
Above Market Time Charter [Member]
Historical cost, Beginning balance	22,760	22,760
Amortization for the year	(1,232)	(2,030)
Accumulated amortization	(17,165)	(15,933)
Historical cost, Ending balance	22,760	22,760
Intangibles and goodwill	$ 5,595	$ 6,827